Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
Right-of-use lease assets	$ 9,802	$ 10,331
Operating lease liabilities	$ 11,817
Weighted-average discount rate	4.75%
Weighted-average remaining lease term	4 years 4 months 24 days
Other Liabilities
Lessee Lease Description [Line Items]
Operating lease liabilities	$ 11,817	$ 12,636